CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2010	$ 226,808,819	$ 26,729	$ 185,475,047		$ 13,286,290	$ 28,020,753
Balance, shares at Dec. 31, 2010		267,287,253
Share-based compensation	(108,222)		(108,222)
Net loss	(94,292,695)				(94,292,695)
Other comprehensive income	6,678,512					6,678,512
Balance at Dec. 31, 2011	139,086,414	26,729	185,366,825		(81,006,405)	34,699,265
Balance, shares at Dec. 31, 2011		267,287,253
Share-based compensation	217		217
Net loss	(133,593,621)				(133,580,664)		(12,957)
Other comprehensive income	824,167					824,123	44
Non-contolling interest capital injection	2,800						2,800
Balance at Dec. 31, 2012	6,319,977	26,729	185,367,042		(214,587,069)	35,523,388	(10,113)
Balance, shares at Dec. 31, 2012		267,287,253
Share-based compensation
Net loss	(51,609,472)				(50,609,081)		(1,000,391)
Other comprehensive income	584,066					547,193	36,873
Non-contolling interest capital injection	318,984						318,984
Return of the shares under Share Lending Agreement		(2,659)		2,659
Return of the shares under Share Lending Agreement, shares		(26,586,000)		26,586,000
Balance at Dec. 31, 2013	$ (44,386,445)	$ 24,070	$ 185,367,042	$ 2,659	$ (265,196,150)	$ 36,070,581	$ (654,647)
Balance, shares at Dec. 31, 2013		240,701,253		26,586,000